Equipment and Intangibles (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property and equipment
Computer Equipment	$ 9,498	$ 8,818
Furniture & Equipment	4,869
Website Costs	1,500	1,500
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(5,665)	(3,848)	(2,535)
Property and Equipment, net	$ 10,202	$ 6,470	$ 2,373